N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Franklin Multi-Asset Variable Conservative Growth Fund – Class I	0.59%	None	0.59%
Franklin Multi-Asset Variable Growth Fund – Class I	0.78%	None	0.78%
Franklin Multi-Asset Variable Moderate Growth Fund – Class I♦	0.76%	None	0.76%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio	0.08%	0.35%	0.43%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)
Franklin Multi-Asset Variable Conservative Growth Fund – Class I	0.59%	None	0.59%
Franklin Multi-Asset Variable Growth Fund – Class I	0.78%	None	0.78%
Franklin Multi-Asset Variable Moderate Growth Fund – Class I♦	0.76%	None	0.76%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio	0.08%	0.35%	0.43%

Franklin Multi-Asset Variable Conservative Growth Fund – Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth Fund – Class I
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Franklin Multi-Asset Variable Growth Fund – Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Growth Fund – Class I
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Franklin Multi-Asset Variable Moderate Growth Fund – Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Moderate Growth Fund – Class I
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Current Expenses [Percent]	0.08%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.43%